Investment Securities - Amortized Cost and Estimated Fair Value of Securities Held-to-Maturity (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 0	$ 161,043,404
Gross Unrealized Gains		8,002,431
Gross Unrealized Losses		0
Estimated Fair Value	$ 0	169,045,835
Obligations of U.S. Government Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		161,043,404
Gross Unrealized Gains		8,002,431
Gross Unrealized Losses		0
Estimated Fair Value		$ 169,045,835